SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Financial statement balances and amounts of the VIEs and their subsidiaries (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Current assets
Cash	¥ 7,867,659	¥ 7,354,809
Restricted cash	67,419	39,367
Accounts receivable, net of allowance for credit losses	3,021,956	2,493,059
VAT recoverable	240,506	214,385
Other current assets	415,531	444,466
Total current assets	11,613,071	10,983,653
Non-current assets
Property and equipment, net	40,204,133	40,098,423
Intangible assets, net	481,114	688,290
Operating lease right-of-use assets	5,193,408	5,310,723
Deferred tax assets	381,274	289,847
Restricted cash	158,452	103,146
VAT recoverable	1,489,532	1,398,426
Other non-current assets	674,936	747,123
Total non-current assets	62,035,557	63,463,037
Total assets	73,648,628	74,446,690
Current liabilities
Short-term borrowings and current portion of long-term borrowings	4,341,649	2,582,350
Accounts payable	2,593,305	2,749,896
Accrued expenses and other payables	1,298,097	1,145,374
Deferred revenue	90,975	119,885
Operating lease liabilities, current	117,345	132,811
Finance lease and other financing obligations, current	636,152	547,847
Total current liabilities	9,078,098	8,305,476
Non-current liabilities
Long-term borrowings, excluding current portion	21,905,985	23,088,055
Operating lease liabilities, non-current	1,279,726	1,344,264
Finance lease and other financing obligations, non-current	7,601,651	7,894,185
Deferred tax liabilities	1,240,731	1,282,484
Other long-term liabilities	297,221	303,528
Total liabilities	49,979,995	54,322,887
Net revenue, net income, operating, investing and financing cash flows
Net revenue	10,322,068	9,782,448	¥ 9,268,101
Net income (loss)	3,303,831	(4,285,393)	(1,266,118)
Net cash provided by (used in) operating activities	1,938,365	2,065,257	2,809,788
Net cash used in investing activities	(8,760,538)	(7,343,453)	(12,513,901)
Net cash used in financing activities	17,057,337	4,159,760	6,143,614
VIEs
Current assets
Cash	1,858,820	2,451,473
Restricted cash	3,080	1,345
Accounts receivable, net of allowance for credit losses	2,996,660	2,458,297
VAT recoverable	170,726	134,595
Other current assets	156,169	144,792
Total current assets	5,185,455	5,190,502
Non-current assets
Property and equipment, net	1,895,324	2,030,013
Intangible assets, net	55,393	66,474
Operating lease right-of-use assets	124,230	152,689
Deferred tax assets	58,970	61,549
Restricted cash	46,322	29,680
VAT recoverable	48,976	29,280
Other non-current assets	113,728	144,599
Total non-current assets	2,342,943	2,514,284
Total assets	7,528,398	7,704,786
Non-current liabilities
Total non-current third-party liabilities	1,422,628	1,633,115
Amounts due to GDS Holdings and its non-VIE subsidiaries, net	4,023,141	4,176,728
Total liabilities	6,767,827	7,158,912
Net revenue, net income, operating, investing and financing cash flows
Net revenue	9,919,021	9,489,505	8,958,853
Net income (loss)	214,697	(7,897)	223,925
Net cash provided by (used in) operating activities	(5,129)	235,448	1,533,548
Net cash used in investing activities	(236,574)	(86,336)	(143,796)
Net cash used in financing activities	(332,573)	(25,567)	¥ (369,324)
VIEs | Accounts receivable
Non-current liabilities
Assets pledged	77,129	82,930
VIEs | Other non-current assets
Non-current liabilities
Assets pledged	4,049	5,876
VIEs | Other current assets
Non-current liabilities
Assets pledged	17,018	12,646
VIEs | Property and equipment, net
Non-current liabilities
Assets pledged	27,731	39,152
VIEs | Third party
Current liabilities
Short-term borrowings and current portion of long-term borrowings	404,801	435,767
Accounts payable	502,672	536,177
Accrued expenses and other payables	253,236	189,245
Deferred revenue	82,633	108,496
Operating lease liabilities, current	33,563	40,267
Finance lease and other financing obligations, current	45,153	39,117
Total current third-party liabilities	1,322,058	1,349,069
Non-current liabilities
Long-term borrowings, excluding current portion	399,043	542,023
Operating lease liabilities, non-current	81,881	99,806
Finance lease and other financing obligations, non-current	851,192	894,318
Deferred tax liabilities	32,746	44,490
Other long-term liabilities	57,766	52,478
Total third-party liabilities	2,744,686	2,982,184
VIEs | Borrowings guaranteed by GDS Holdings Limited
Non-current liabilities
Long-term borrowings of the consolidated VIEs	¥ 547,438	¥ 710,874